Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards
We grant stock options to our employees and
non-employee
directors on an annual basis. We may also grant stock options to individuals upon hire or promotion or for retention purposes. We currently do not grant stock appreciation rights or similar option-like instruments. We have established practices regarding the timing of stock option, stock appreciation rights and similar option-like instrument grants in relation to the release of material nonpublic information, or MNPI. Our compensation committee or board of directors determines the timing of such awards based on several factors, including our financial performance, market conditions, transactions, and individual performance metrics on an annual basis. Our compensation committee or board of directors takes into account MNPI when determining the timing and terms of an award to ensure that grants are not made in close proximity to the release of such information, including at any time during the period beginning four business days before and ending one business day after the filing of any Form
10-Q
or
10-K,
or the filing or furnishing of a Form
8-K
that discloses MNPI. Additionally, we do not time the disclosure of MNPI for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	true
MNPI Disclosure Timed for Compensation Value	false